RELATED PARTY TRANSACTIONS	6 Months Ended
Apr. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Services Provided by Related Parties

During the six months ended April 30, 2021, the Company’s related parties provided selling and marketing services to the Company. The Company recognized related party selling and marketing expenses of $940 for the six months ended April 30, 2021, which have been included in selling and marketing on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

The company did not receive any service from its related party during the six months ended April 30, 2022.

Office Space from Related Party

In the six months ended April 30, 2022 and 2021, the Company leased office space from WDZG Consulting, which owns 100% of TRX ZJ. For the six months ended April 30, 2022 and 2021, rent expense related to office leases from WDZG Consulting amounted to $4,406 and $10,139, respectively, which have been included in general and administrative – other on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

Due from Related Party

At April 30, 2022 and October 31, 2021, due from related party consisted of the following:

Name of related party	April 30, 2022	October 31, 2021
WDZG Consulting	$2,485	$—
	$2,485	$—

The balance of due from related party was short-term in nature, unsecured, repayable on demand, and bear no interest. Management believes that the related party receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related party at April 30, 2022. The Company historically has not experienced uncollectible receivable from related party.

The receivable from related party of $2,485 as of April 30, 2022 has been fully collected subsequently.

NOTE 8 – RELATED PARTY TRANSACTIONS (continued)

Due to Related Party

At April 30, 2022 and October 31, 2021, due to related party consisted of the following:

Name of related party	April 30, 2022	October 31, 2021
WDZG Consulting	$—	$2,564
	$—	$2,564

The balance of due to related party represents expense paid by the related party on behalf of the Company. The related party’s payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.